Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date		Dec. 31, 2017
Trading securities		$ 19	$ 0
Available-for-sale securities, equity securities		3,304	1,985
Total assets	[1]	171,797	171,615
Total liabilities		691	1,665
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		24,937	22,197
Total liabilities		691	1,666
Equity securities held in trust		42	71
Government and agency debt - non-U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		12,629	8,179
Corporate debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	[2]	6,938	7,089
Government debt - U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		747	2,718
Agency asset-backed debt - U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		24	39
Other asset-backed debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		114	605
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		2,115	1,445
Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		1,190	540
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,523	794
Total liabilities		0	0
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		23,414	21,403
Total liabilities		691	1,666
Short-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	19	0
Available-for-sale securities		17,493	14,567
Short-term Investments Excluding Held-To-Maturity Securities		17,512	14,567
Short-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		12,242	7,317
Short-term Investments [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		2,766	2,783
Short-term Investments [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		252	2,630
Short-term Investments [Member] | Agency asset-backed debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		23	39
Short-term Investments [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		79	367
Short-term Investments [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		2,115	1,431
Short-term Investments [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		16	1
Short-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	0	0
Available-for-sale securities		16	1
Short-term Investments Excluding Held-To-Maturity Securities		16	1
Short-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Agency asset-backed debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	0
Short-term Investments [Member] | Level 1 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		16	1
Short-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	19	0
Available-for-sale securities		17,477	14,566
Short-term Investments Excluding Held-To-Maturity Securities		17,496	14,566
Short-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		12,242	7,317
Short-term Investments [Member] | Level 2 [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		2,766	2,783
Short-term Investments [Member] | Level 2 [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		252	2,630
Short-term Investments [Member] | Level 2 [Member] | Agency asset-backed debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		23	39
Short-term Investments [Member] | Level 2 [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		79	367
Short-term Investments [Member] | Level 2 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		2,115	1,431
Short-term Investments [Member] | Level 2 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	0
Other Current Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		337	566
Other Current Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		104	26
Other Current Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		234	540
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		0	0
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		337	566
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		104	26
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets		234	540
Long-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	266	236
Available-for-sale securities		6,264	6,049
Long-term Investments Excluding Held-To-Maturity Securities And Private Equity Investments		6,603	6,374
Trading securities, debt		73	89
Trading securities		340	325
Long-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		387	863
Long-term Investments [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		4,172	4,306
Long-term Investments [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		495	88
Long-term Investments [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		35	239
Long-term Investments [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	14
Long-term Investments [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		1,174	539
Long-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	224	165
Available-for-sale securities		1,210	539
Long-term Investments Excluding Held-To-Maturity Securities And Private Equity Investments		1,507	793
Trading securities, debt		73	89
Trading securities		298	254
Long-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Long-term Investments [Member] | Level 1 [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		36	0
Long-term Investments [Member] | Level 1 [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Long-term Investments [Member] | Level 1 [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		0	0
Long-term Investments [Member] | Level 1 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	0
Long-term Investments [Member] | Level 1 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		1,174	539
Long-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	[3]	42	71
Available-for-sale securities		5,054	5,510
Long-term Investments Excluding Held-To-Maturity Securities And Private Equity Investments		5,096	5,581
Trading securities, debt		0	0
Trading securities		42	71
Long-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		387	863
Long-term Investments [Member] | Level 2 [Member] | Corporate debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		4,136	4,306
Long-term Investments [Member] | Level 2 [Member] | Government debt - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		495	88
Long-term Investments [Member] | Level 2 [Member] | Other asset-backed debt [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities		35	239
Long-term Investments [Member] | Level 2 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	14
Long-term Investments [Member] | Level 2 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, equity securities		0	0
Other Noncurrent Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		484	689
Other Noncurrent Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		477	599
Other Noncurrent Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		7	90
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		0	0
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		484	689
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		477	599
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets		7	90
Other Current Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		201	444
Other Current Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		1	1
Other Current Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		201	443
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		0	0
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		201	444
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		1	1
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities		201	443
Other Noncurrent Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		490	1,222
Other Noncurrent Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		177	147
Other Noncurrent Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		313	1,075
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		0	0
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		490	1,222
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		177	147
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities		$ 313	$ 1,075

[1]	Amounts may not add due to rounding.
[2]	Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.
[3]	As of December 31, 2017 and December 31, 2016, equity securities of $42 million and $71 million, respectively, are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.